Stock-Based Compensation - Assumptions Used for Restricted Stock Grants (Detail) - Restricted Stock Units (Market Condition) [Member] - AUD / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Sep. 16, 2016	Sep. 16, 2015
Dividend yield (per annum)	2.30%	3.80%
Expected volatility	31.50%	36.80%
Risk free interest rate	1.10%	1.50%
Expected life in years	3 years	3 years
JHX stock price at grant date (A$)	AUD 20.82	AUD 17.76
Number of restricted stock units	456,819	579,262